Prospectus Supplement dated Nov. 14, 2016
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® Builder Select Variable Annuity	45303 CA (5/16)
2.	RiverSource ® FlexChoice Select Variable Annuity	45307 CA (5/16)	274320 J (4/13)
3.	RiverSource ® Innovations Select Variable Annuity	45304 CA (5/16)	45313 P (4/13)
4.	RiverSource ® Signature One Select Variable Annuity	45301 CA (5/16)
5.	RiverSource ® Signature Select Variable Annuity	45300 CA (5/16)
The information in this supplement describes additional underlying funds that will be offered under variable annuity contracts (the “Contracts”) described above. Please read it carefully and keep it with your variable annuity contract product prospectus.
Effective on or about November 14, 2016, the following underlying funds changes will be made to Current Contract (applications signed on or after Nov.30, 2009) owners:
Additional three new Portfolio Stabilizer funds will be available under your Contract:
•	Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
•	Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
In conjunction with the changes described above, the following revisions are made in your prospectuses.
I.	The table titled “Annual Operating Expenses of the Funds” in the “Expense Summary” section in your prospectus is hereby amended to include the new underlying funds.
Annual Operating Expenses of the Funds
The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the contract. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Total annual operating expenses of each fund*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
Fund name	Management fees	Distribution and/or Service 12b-1 fees	Other expenses	Acquired fund fees and expenses**	Total annual operating expenses	Contractual fee waiver and/or expense reimbursement	Total annual operating expenses after fee waiver
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)	0.22%	0.25%	0.05%	0.43%	0.95%	__	0.95%
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)	0.22%	0.25%	0.03%	0.44%	0.94%	__	0.94%
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)	0.22%	0.25%	0.03%	0.46%	0.96%	__	0.96%
* The Funds provided the information on their expenses and we have not independently verified the information.
** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

II.	The section in your prospectus titled “The Variable Account and the Funds” is hereby amended to include descriptions for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (Available only for Current Contracts with living benefit riders)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
III.	The section in your prospectus entitled “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Portfolio Stabilizer funds” is replaced in its entirety with the following:
The Portfolio Stabilizer funds. The following Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
2. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
3. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
4. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
5. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2) (1)
6. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2) (1)
7. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (1)
(1) Available to Current Contract owners effective Nov. 14, 2016.
Each Portfolio Stabilizer fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility. For additional information about the Portfolio Stabilizer funds’ investment strategies, see the Funds’ prospectuses.
You may choose to remain invested in your current Portfolio Navigator fund, move to a different Portfolio Navigator fund, or move to a Portfolio Stabilizer fund. Your decision should be made based on your own individual investment objectives and financial situation and in consultation with your investment professional.
Please note that if you are currently invested in a Portfolio Navigator fund as part of the PN program and choose to reallocate your contract value to a Portfolio Stabilizer fund, you will no longer have access to any of the Portfolio Navigator funds, but you may change to any of the other Portfolio Stabilizer funds, subject to the transfer limits applicable to your rider.
If your contract does not include the living benefit riders, you may not participate in the PN program; but you may choose to allocate your contract value to one or more of the Portfolio Navigator funds. You should review any PN program, Portfolio Navigator funds and Portfolio Stabilizer funds information, including the funds’ prospectus, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program, Portfolio Navigator funds and Portfolio Stabilizer funds.
IV.	The first paragraph in the section in your prospectus entitled “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Investing in the Portfolio Stabilizer funds, the Portfolio Navigator funds and PN static model portfolios (the Funds),”is replaced with the following:
Investing in the Portfolio Stabilizer funds, the Portfolio Navigator funds and PN static model portfolios (the Funds). You are responsible for determining which investment option is best for you. Currently, the PN program includes five Portfolio Navigator funds (and under the previous PN program, five static model portfolios investment options), with risk profiles ranging from conservative to aggressive in relation to one another. There are four Portfolio Stabilizer funds currently available to the Original Contracts (applications signed prior to Nov. 30, 2009). If you have an Original Contract and your contract includes a living benefit rider you may only invest in one Portfolio Stabilizer or Portfolio Navigator fund at a time. If you have a Current Contract with a living benefit rider and you are invested in the Portfolio Navigator fund, you may only invest in one Portfolio Navigator fund. If you have a Current Contract with a living benefit rider and you are invested in the Portfolio Stabilizer fund, effective Nov. 14, 2016, this limitation will not apply and you may invest in more than one Portfolio Stabilizer fund at the time. Your investment professional can help you determine which investment option most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the investment option you select is appropriate for you based on your investment objectives and/or risk profile. We and Columbia Management are not responsible for your decision to select a certain investment option or your decision to transfer to a different investment option.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
45304-13 A (11/16)
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